                                                   Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-82510

                                                            October 15, 2004
                                                                  Supplement

[MORGAN STANLEY LOGO]

             SUPPLEMENT DATED OCTOBER 15, 2004 TO THE PROSPECTUS OF
                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
                              CLASS X AND CLASS Y
                         THE EUROPEAN GROWTH PORTFOLIO
                               Dated May 1, 2004

Effective December 30, 2004, the Board of Trustees of Morgan Stanley Variable
Investment Series European Growth Portfolio (the "Portfolio") approved changing the name of the Portfolio to the "European Equity Portfolio." All references to the "European Growth Portfolio" in the Prospectus are hereby replaced with
"European Equity Portfolio." Concurrent with the name change, the Portfolio's investment policy will change to state that the Portfolio will normally invest at least 80% of its assets in equity securities of issuers located in European countries.

Effective immediately, the third paragraph of the section of the Prospectus titled "Principal Investment Strategies" is hereby deleted and replaced by the following:

   The Investment Manager and/or Sub-Advisor utilize fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations. The Portfolio's management team generally utilizes a bottom-up stock selection process based on fundamental research performed by the Investment Manager's and/or Sub-Advisor's analysts throughout the world, but also considers global industry trends in making certain sector allocations.

The thirteenth paragraph of the section of the Prospectus titled "Portfolio
Management" is hereby deleted and replaced by the following:

   European Growth Portfolio -- The Portfolio is managed within the European
   Equity team. Current members of the team include Sandra Yeager and Anne
   Marie Fleurbaaij.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                         LIT SPT VAR EUGBX 10/04